Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash collateral - netted
Cash collateral paid	SFr 7,909	SFr 11,924
Cash collateral - not netted
Cash collateral paid	6,718	7,723
Cash collateral received	SFr 677	SFr 2,079